Voya Retirement Growth Portfolio Expense Example - Voya Retirement Growth Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 104
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,333
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750